Bank Notes Payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Bank Notes Payable (Textual)
Cash deposits	$ 1,461,632	$ 1,153,444
Notes payable	$ 1,095,136	$ 2,409,055
Maximum [Member]
Bank Notes Payable (Textual)
Percentage of cash deposit	100.00%
Minimum [Member]
Bank Notes Payable (Textual)
Percentage of cash deposit	30.00%